Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000012036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.44%	39.55%			17.69%	14.07%
C000012037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	3.23%	26.74%			11.73%	10.27%
C000012041 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.56%	40.83%			17.34%	14.96%
C000012042 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.67%	30.85%			13.02%	10.64%
C000012043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.64%	25.76%			10.14%	10.00%
C000012046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.82%	22.63%			9.20%	8.90%
C000012065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.23%	28.77%			10.11%	8.72%
C000012069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.68%	30.66%			13.07%	10.71%
C000012070 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.77%	40.13%			17.14%	14.82%
C000012071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.54%	34.98%			15.07%	12.65%
C000036528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.45%	17.38%			3.19%	3.99%
C000042584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	24.50%	38.13%			5.20%	9.23%
C000042587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.02%	16.40%			(2.60%)	2.72%
C000079751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.93%	43.88%			21.25%	17.58%
C000079752 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.14%	37.53%			16.99%	13.98%
C000079753 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.39%	26.82%			10.62%	9.17%
C000215209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.50%	50.10%		18.67%
C000221870 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.52%	38.00%	16.31%
C000221871 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	3.46%	26.52%	15.20%
C000221874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.63%	27.52%	15.07%
S And P Total Market IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index™
Average Annual Return, Percent	9.60%	35.24%	15.57%		15.15%	12.75%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	9.65%	35.19%			15.26%	12.83%
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	10.21%	36.22%		14.41%	15.94%	13.30%
S And P 100 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 100®
Average Annual Return, Percent	12.56%	39.85%			17.94%	14.29%
S And P MidCap 400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400®
Average Annual Return, Percent	3.26%	26.79%			11.78%	10.32%
S And P 500 Growth Index TM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Growth Index™
Average Annual Return, Percent	13.67%	41.10%			17.56%	15.17%
S And P 500 Value Index TM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Value Index™
Average Annual Return, Percent	6.77%	31.09%			13.21%	10.82%
S And P SmallCap 600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600®
Average Annual Return, Percent	6.71%	25.86%			10.21%	10.05%
S And P SmallCap 600 Value Index TM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Value Index™
Average Annual Return, Percent	5.90%	22.85%			9.42%	9.10%
Russell MidCap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell MidCap® Value Index
Average Annual Return, Percent	6.33%	29.01%			10.33%	8.93%
S And P 900 Value IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 900 Value Index™
Average Annual Return, Percent	6.70%	30.72%			13.12%	10.74%
S And P 900 Growth IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 900 Growth Index™
Average Annual Return, Percent	12.80%	40.21%			17.21%	14.87%
ICE Exchange Listed Preferred And Hybrid Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE Exchange-Listed Preferred & Hybrid Securities Index
Average Annual Return, Percent	6.78%	18.09%			3.70%	4.66%
FTSE Nareit All Residential Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Residential Capped Index
Average Annual Return, Percent	24.85%	38.83%			5.65%	9.65%
FTSE Nareit All Mortgage Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Mortgage Capped Index
Average Annual Return, Percent	7.35%	16.88%			(1.94%)	3.32%
Russell Top 200 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Top 200® Growth Index
Average Annual Return, Percent	13.13%	44.21%			21.52%	17.80%
Russell Top 200 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Top 200® Index
Average Annual Return, Percent	11.25%	37.72%			17.16%	14.15%
Russell Top 200 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Top 200® Value Index
Average Annual Return, Percent	7.51%	27.08%			10.84%	9.39%
Underlying Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Underlying Index
Average Annual Return, Percent	12.61%	50.44%		18.90%
MSCI USA Quality GARP Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Quality GARP Select Index
Average Annual Return, Percent
Russell US Large Cap Factors Growth Style Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell US Large Cap Factors Growth Style Index
Average Annual Return, Percent	2.75%	45.87%		17.25%
S And P 500 Sustainability Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Sustainability Screened Index®
Average Annual Return, Percent	10.57%	38.13%	16.43%
S And P MidCap 400 Sustainability Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Sustainability Screened Index®
Average Annual Return, Percent	3.60%	26.74%	15.38%
S And P SmallCap 600 Sustainability Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Sustainability Screened Index®
Average Annual Return, Percent	7.74%	27.80%	15.42%